Convertible unsecured senior notes (Tables)	12 Months Ended
Nov. 30, 2021
Convertible Senior Notes [Abstract]
Summary of deferred tax related to equity component of convertible notes
The movement in the carrying value of the convertible unsecured senior notes is as follows:

Convertible unsecured senior notes as at November 30, 2019	$50,741

Accretion expense	1,662

Convertible unsecured senior notes as at November 30, 2020	$52,403

Accretion expense	1,824

Convertible unsecured senior notes as at November 30, 2021	$54,227